Taxation (PRC Value-Added Tax) (Details) - State Administration of Taxation, China [Member]	4 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2017
Minimum [Member]
Value added tax [Line Items]
Value-added tax rate	6.00%	6.00%	6.00%	6.00%
Maximum [Member]
Value added tax [Line Items]
Value-added tax rate	17.00%	13.00%	16.00%	17.00%